STOCK OPTION RESERVE (Tables)	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of stock option reserve

	Three Months Ended June 30,
(In thousands)	2024	2023
Balance, beginning of period	$23,841	$21,204
Share-based compensation expense	144	769
Balance, end of period	$23,985	$21,973

Schedule of changes in the number of options issued

	PBI Amended and Restated 2021 Equity Incentive Plan
	Three Months Ended June 30,
	2024	2023
Balance, beginning of period	90,281	98,171
Expired or forfeited	(13,019)	-
Balance, end of period	77,262	98,171
Exercisable, end of period	48,307	38,222

Schedule of weighted average exercise price and the remaining contractual life

	As of June 30,
	2024	2023
	PBI Amended and Restated 2021 Equity Incentive Plan
Weighted average exercise price	$188.40	210.60
Weighted average remaining contractual life (in years)	7.76	8.61